Supplement dated September 25, 2008

to the Statement of Additional Information

of Pearl Mutual Funds dated May 1, 2008

Effective September 17, 2008, Jeffrey R. Boeyink resigned as a Trustee of Pearl Mutual Funds (the “Trust”) for personal reasons unrelated to his service on behalf of the Trust.